CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS. (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Condensed Statements of Income
Interest expense	$ 1,406,250	$ 1,545,575	$ 1,687,527	$ 1,805,452	$ 1,963,062	$ 2,015,743	$ 2,189,946	$ 2,509,051	$ 6,444,804	$ 8,677,801	$ 12,951,305
Net interest expense	10,711,132	11,161,619	11,488,729	11,807,338	11,447,765	11,647,339	11,820,801	12,114,585	45,168,818	47,030,491	47,301,368
Non-interest income	4,504,483	4,913,580	4,635,892	4,716,128	4,631,462	4,102,096	3,554,725	3,415,425	18,770,083	15,703,708	12,997,805
Non-interest expense	9,481,956	8,797,381	9,105,717	9,858,192	9,327,727	8,790,391	7,941,739	8,131,427	37,243,246	34,191,284	34,284,589
Income before income taxes	(1,116,341)	5,477,818	5,643,904	4,600,274	3,801,500	3,959,044	1,933,787	4,398,583	14,605,655	14,092,915	11,214,584
Income tax benefit	(537,326)	1,869,647	1,991,730	1,472,545	1,129,145	1,212,795	564,780	1,356,507	4,796,596	4,263,227	3,149,807
Net income	(579,015)	3,608,171	3,652,174	3,127,729	2,672,355	2,746,249	1,369,007	3,042,076	9,809,059	9,829,688	8,064,777
Income available to common shares	(941,895)	3,262,705	3,246,407	2,722,270	2,541,903	2,228,000	851,149	2,524,606	8,289,487	8,145,658	5,998,761
Parent-company-only
Condensed Statements of Income
Interest income									126,633	131,051	69,129
Interest expense									509,437	541,727	505,889
Net interest expense									(382,804)	(410,676)	(436,760)
Non-interest income									169,122	1,041,468	1,112,099
Non-interest expense									829,460	746,278	688,955
Income before income taxes									(1,043,142)	(115,486)	(13,616)
Income tax benefit									(337,717)	(34,936)	(3,824)
Net (loss) income before equity in earnings of Bank									(705,425)	(80,550)	(9,792)
Equity in earnings of Bank									10,514,484	9,910,238	8,074,569
Net income									9,809,059	9,829,688	8,064,777
Income available to common shares									$ 8,289,487	$ 8,145,658	$ 5,998,761